                                                               ----------------------------
                                  UNITED STATES                        OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION      ----------------------------
                             Washington, D.C. 20549            OMB Number:        3235-0006
                                                               Expires:   February 28, 1997
                                                               Estimated average burden
                                                               Hours per response     24.60
                                                               ----------------------------
                                    FORM 13F                   ----------------------------
                                                                       SEC USE ONLY
                                                               ----------------------------

                                                               ----------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2004.
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

  Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  Hemenway & Barnes     60 State Street      Boston,       MA            02109
--------------------------------------------------------------------------------
Business Address        (Street)             (City)        (State)       (Zip)

  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------  ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are
      considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of May, 2004.

                                     Michael J. Puzo
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                13F File No.:      Name:                                13F File No.:
1.  Timothy F. Fidgeon               28-06165           6.
-----------------------------------  -------------      -----------------------------------  -------------
2.  Roy A. Hammer                    28-5798            7.
-----------------------------------  -------------      -----------------------------------  -------------
3.  Lawrence T. Perera               28-06167           8.
-----------------------------------  -------------      -----------------------------------  -------------
4.  Kurt F. Somerville (32)*         28-10379           9.
-----------------------------------  -------------      -----------------------------------  -------------
5.                                                      10.
-----------------------------------  -------------      -----------------------------------  -------------

* Refers to manager number on attached detail in Item 7.

275054                                                           SEC 1685 (5/91)

                                                                                                                             PAGE: 1

AS OF:  MARCH 31, 2004                                                     FORM 13F               SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:               ITEM 2:         ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:           ITEM 8:
       NAME OF ISSUER       TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR   INVESTMENT     MANAGERS     VOTING AUTHORITY
                                                NUMBER        VALUE       PRINCIPAL    DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT      (A) (B) (C)                SOLE SHARED  NONE
ABBOTT LABS                   COMMON STOCK     002824100       276398       6725          xx                             6725
AMERICAN INTERNATIONAL        COMMON STOCK     026874107       240021       3364          xx                             1400
GROUP INC.                                                                                xx                32           1964
AMGEN INC.                    COMMON STOCK     031162100      1919764      33014          xx                            20614
                                                                                          xx                32          12400
ANALOG DEVICES, INC.          COMMON STOCK     032654105      1133036      23600          xx                            16100
                                                                                          xx                32           7500
AUTOMATIC DATA PROCESSING     COMMON STOCK     053015103      2037420      48510          xx                            28610
                                                                                          xx                32          19900

AVERY DENNISON CORP.          COMMON STOCK     053611109      1307965      21025          xx                            12325
                                                                                          xx                32           8700
AVON PRODUCTS INC.            COMMON STOCK     054303102       925614      12200          xx                            12200
B P PLC ADR                   COMMON STOCK     055622104      2842522      55518          xx                            32529
                                                                                          xx                32          22989
BEA SYSTEMS INC.              CORPORATE        073325AD4      1575888    1570000          xx                          1035000
                              BONDS                                                       xx                32         535000

BERKSHIRE HATHAWAY INC.       CLASS B          084670207       877305        282          xx                              240
                                                                                          xx                32             42
BRISTOL-MYERS SQUIBB CO.      COMMON STOCK     110122108       709454      29280          xx                            14900
                                                                                          xx                32          14380
CANADIAN NATIONAL RAILWAY     COMMON STOCK     136375102       807838      20540          xx                            14690
CO.                                                                                       xx                32           5850

                                                                                                                             PAGE: 2

AS OF:  MARCH 31, 2004                                                     FORM 13F               SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:               ITEM 2:         ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:           ITEM 8:
       NAME OF ISSUER       TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR   INVESTMENT     MANAGERS     VOTING AUTHORITY
                                                NUMBER        VALUE       PRINCIPAL    DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT      (A) (B) (C)                SOLE SHARED  NONE
CISCO SYS INC.                COMMON STOCK     17275R102       719026      30506          xx                            11206
                                                                                          xx                32          19300
COCA COLA CO.                 COMMON STOCK     191216100       228865       4550          xx                             2450
                                                                                          xx                32           2100
COGNEX                        COMMON STOCK     192422103       232750       7000          xx                             4300
                                                                                          xx                32           2700
COLGATE PALMOLIVE CO.         COMMON STOCK     194162103       386527       7015          xx                             4000
                                                                                          xx                32           3015
DOW CHEMICAL CO.              COMMON STOCK     260543103       284216       7056          xx                             5256
                                                                                          xx                32           1800
DOW JONES & CO. INC.          COMMON STOCK     260561105      2266143      47300          xx                            46900
                                                                                          xx                32            400
DOW JONES & CO. INC.          CLASS B          260561204      1123490      23450          xx                            23450
                              (RESTRICTED)
E I DU PONT DE                COMMON STOCK     263534109       319648       7571          xx                             2827
NEMOURS & CO.                                                                             xx                32           4744

E M C CORP.                   COMMON STOCK     268648102      1008760      74119          xx                            45619
                                                                                          xx                32          28500
EMERSON ELECTRIC CO.          COMMON STOCK     291011104      1564212      26105          xx                            16505
                                                                                          xx                32           9600
ENCANA                        COMMON STOCK     292505104      1130822      26225          xx                            16825
                                                                                          xx                32           9400
EXXON MOBIL CORP.             COMMON STOCK     30231G102      1810122      43523          xx                            20775
                                                                                          xx                32          22748

                                                                                                                             PAGE: 3

AS OF:  MARCH 31, 2004                                                     FORM 13F               SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:               ITEM 2:         ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:           ITEM 8:
       NAME OF ISSUER       TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR   INVESTMENT     MANAGERS     VOTING AUTHORITY
                                                NUMBER        VALUE       PRINCIPAL    DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT      (A) (B) (C)                SOLE SHARED  NONE
FUEL CELL ENERGY INC.         COMMON STOCK     35952H106       326118      24050          xx                            13650
                                                                                          xx                32          10400
GENERAL ELECTRIC CO.          COMMON STOCK     369604103      2313355      75798          xx                            44998
                                                                                          xx                32          30800
GILLETTE COMPANY              COMMON STOCK     375766102       664700      17000          xx                            17000
HELMERICH & PAYNE INC.        COMMON STOCK     423452101       285068       9950          xx                             5850
                                                                                          xx                32           4100
HEWLETT-PACKARD CO.           COMMON STOCK     428236103       435376      19062          xx                             5900
                                                                                          xx                32          13162
INTEL CORPORATION             COMMON STOCK     458140100      3454590     127007          xx                            82407
                                                                                          xx                32          44600
IVAX CORP                     CORPORATE        465823AG7      1815194    1795000          xx                          1125000
                              BONDS
                                                                                          xx                32         670000
JEFFERSON-PILOT CORP.         COMMON STOCK     475070108      3216710      58475          xx                            35154
                                                                                          xx                32          23321
JOHNSON & JOHNSON             COMMON STOCK     478160104      3384901      66737          xx                            41707
                                                                                          xx                32          25030
KOPIN                         COMMON STOCK     500600101       344488      59600          xx                            38400
                                                                                          xx                32          21200
ELI LILLY & CO.               COMMON STOCK     532457108       294360       4400          xx                             1600
                                                                                          xx                32           2800
MERCK & CO. INC.              COMMON STOCK     589331107      1973967      44670          xx                            26570
                                                                                          xx                32          18100

                                                                                                                             PAGE: 4

AS OF:  MARCH 31, 2004                                                     FORM 13F               SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:               ITEM 2:         ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:           ITEM 8:
       NAME OF ISSUER       TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR   INVESTMENT     MANAGERS     VOTING AUTHORITY
                                                NUMBER        VALUE       PRINCIPAL    DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT      (A) (B) (C)                SOLE SHARED  NONE
MICROSOFT CORP.               COMMON STOCK     594918104      1314933      52745          xx                            17345
                                                                                          xx                32          35400
NOKIA CORP. ADR A             COMMON STOCK     654902204       610935      30125          xx                            20425
                                                                                          xx                32           9700
ORACLE CORP                   COMMON STOCK     68389X105       174600      14550          xx                             7650
                                                                                          xx                32           6900
PEPSICO INC.                  COMMON STOCK     713448108      1169299      21714          xx                             8014
                                                                                          xx                32          13700
PFIZER INC.                   COMMON STOCK     717081103       549829      15687          xx                             8500
                                                                                          xx                32           7187
PROCTER & GAMBLE CO.          COMMON STOCK     742718109      1183781      11287          xx                             5187
                                                                                          xx                32           6100
SCHLUMBERGER LTD              COMMON STOCK     806857108       300095       4700          xx                             2500
                                                                                          xx                32           2200
SEPRACOR                      COMMON STOCK     817315104       252525       5250          xx                             3000
                                                                                          xx                32           2250
J M SMUCKER CO NEW            COMMON STOCK     832696405      1183592      22425          xx                            13825
                                                                                          xx                32           8600
SNAP ON INC                   COMMON STOCK     833034101       585354      18100          xx                            12700
                                                                                          xx                32           5400
STATE STREET CORP.            COMMON STOCK     857477103       474279       9098          xx                             6098
                                                                                          xx                32           3000

                                                                                                                             PAGE: 5

AS OF:  MARCH 31, 2004                                                     FORM 13F               SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:               ITEM 2:         ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:           ITEM 8:
       NAME OF ISSUER       TITLE OF CLASS      CUSIP      FAIR MARKET    SHARES OR   INVESTMENT     MANAGERS     VOTING AUTHORITY
                                                NUMBER        VALUE       PRINCIPAL    DISCRETION                  (A)   (B)    (C)
                                                                           AMOUNT      (A) (B) (C)                SOLE SHARED  NONE
3 M COMPANY                   COMMON STOCK     88579Y101      2401329      29331          xx                            15225
                                                                                          xx                32          14106
AGGREGATE TOTAL:                                           54,437,184